Note 32 - Transition Period Comparative Information (Unaudited) - Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Loss for the period	$ (1,446)	$ (5,103)	$ (11,319)	$ (11,223)	$ (27,879)
Income tax		713	353	913	(6,258)
Finance expense - net	796	3,182	3,345	3,243	3,395
Depreciation and amortization	214	898	1,477	430	420
Loss on solar development	38	1,589	(2,668)	(2,615)	1,356
Increase in non-cash working capital			4,708
Net cash from operating activities	2,188	(4,573)	1,232	(1,565)	8,897
Purchase of property, plant and equipment	(400)	(884)	(358)	(348)	(1,101)
Proceeds on sale of capital projects	84	1,023	11,601	11,981
Net cash from investing activities	(316)	294	11,243	11,856	(16,618)
Repayment of loans from related parties		(257)	(134)	(1,520)
Lease repayments	(63)	(422)	(275)	(304)	(181)
Debtor finance borrowings			901
Transfer from/(to) restricted cash	687	(381)	(632)	(1,319)
Financing agreements repayments			(3,761)	(6,000)
Finance expense	(796)	(515)	(3,345)	(3,243)	(3,395)
Cash flows from financing activities	744	22	(7,246)	(7,635)	(1,310)
Net increase in cash and cash equivalents	2,616	(4,257)	5,229	2,656	(9,031)
Cash and cash equivalents at the beginning of the period	4,522	7,129	1,900	1,939	10,970
Cash and cash equivalents at the end of the period	$ 7,129	$ 2,824	$ 7,129	$ 4,522	$ 1,939